LOANS AND PAYMENT PLAN RECEIVABLES, Impaired Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Impaired loans [Abstract]
TDR	$ 13,006		$ 14,435
Non - TDR	334		418
TDR - allowance based on collateral	10,085		16,231
TDR's allowance based on present value cash flow	101,131		112,997
Non - TDR - allowance based on collateral	688		6,580
Non - TDR - allowance based on present value cash flow	0		0
Total impaired loans	125,244		150,661
Amount of allowance for loan losses allocated [Abstract]
TDR - allowance based on collateral	3,127		5,060
TDR - allowance based on present value cash flow	11,777		14,462
Non - TDR - allowance based on collateral	254		1,487
Non - TDR - allowance based on present value cash flow	0		0
Total amount of allowance for loan losses allocated	15,158		21,009
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	13,380	[1]	14,900	[1]
Unpaid Principal Balance, with No Related Allowance	14,653	[1]	15,756	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	112,333	[1]	136,267	[1]
Unpaid Principal Balance, with Related Allowance	118,328	[1]	150,166	[1]
Related Allowance	15,158	[1]	21,009	[1]
Recorded Investment	125,713	[1]	151,167	[1]
Unpaid Principal Balance	132,981	[1]	165,922	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	16,800	[2]	14,193	[2]	11,440	[2]
Interest Income Recognized, with No Related Allowance	1,020	[2]	802	[2]	497	[2]
Average Recorded Investment, with Related Allowance	122,200	[2]	145,246	[2]	144,019	[2]
Interest Income Recognized, with Related Allowance	4,846	[2]	5,189	[2]	4,776	[2]
Average Recorded Investment	139,000	[2]	159,439	[2]	155,459	[2]
Interest Income Recognized	5,866	[2]	5,991	[2]	5,273	[2]
Accrued Interest Included in Recorded Investment [Member]
Impaired Loans by class [Abstract]
Recorded Investment	469	[1]	506	[1]
Commercial [Member] | Income Producing - Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	7,042	[1]	4,050	[1]
Unpaid Principal Balance, with No Related Allowance	7,178	[1]	4,672	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	14,538	[1]	20,628	[1]
Unpaid Principal Balance, with Related Allowance	15,631	[1]	24,250	[1]
Related Allowance	1,161	[1]	1,822	[1]
Recorded Investment	21,580	[1]	24,678	[1]
Unpaid Principal Balance	22,809	[1]	28,922	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	5,765	[2]	2,981	[2]	3,170	[2]
Interest Income Recognized, with No Related Allowance	340	[2]	166	[2]	170	[2]
Average Recorded Investment, with Related Allowance	18,164	[2]	23,508	[2]	18,812	[2]
Interest Income Recognized, with Related Allowance	587	[2]	571	[2]	117	[2]
Average Recorded Investment	23,929	[2]	26,489	[2]	21,982	[2]
Interest Income Recognized	927	[2]	737	[2]	287	[2]
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	2,185	[1]	3,304	[1]
Unpaid Principal Balance, with No Related Allowance	3,217	[1]	3,294	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	3,366	[1]	8,808	[1]
Unpaid Principal Balance, with Related Allowance	4,130	[1]	11,971	[1]
Related Allowance	686	[1]	1,986	[1]
Recorded Investment	5,551	[1]	12,112	[1]
Unpaid Principal Balance	7,347	[1]	15,265	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	3,092	[2]	2,549	[2]	613	[2]
Interest Income Recognized, with No Related Allowance	240	[2]	150	[2]	35	[2]
Average Recorded Investment, with Related Allowance	6,186	[2]	10,305	[2]	9,828	[2]
Interest Income Recognized, with Related Allowance	149	[2]	183	[2]	114	[2]
Average Recorded Investment	9,278	[2]	12,854	[2]	10,441	[2]
Interest Income Recognized	389	[2]	333	[2]	149	[2]
Commercial [Member] | Commercial and Industrial [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	4,110	[1]	2,611	[1]
Unpaid Principal Balance, with No Related Allowance	4,087	[1]	2,592	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	9,382	[1]	16,233	[1]
Unpaid Principal Balance, with Related Allowance	9,529	[1]	18,564	[1]
Related Allowance	2,031	[1]	2,750	[1]
Recorded Investment	13,492	[1]	18,844	[1]
Unpaid Principal Balance	13,616	[1]	21,156	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	3,980	[2]	3,526	[2]	2,874	[2]
Interest Income Recognized, with No Related Allowance	226	[2]	246	[2]	70	[2]
Average Recorded Investment, with Related Allowance	11,795	[2]	17,828	[2]	11,501	[2]
Interest Income Recognized, with Related Allowance	457	[2]	467	[2]	352	[2]
Average Recorded Investment	15,775	[2]	21,354	[2]	14,375	[2]
Interest Income Recognized	683	[2]	713	[2]	422	[2]
Mortgage [Member] | 1-4 Family [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	8	[1]	0	[1]
Unpaid Principal Balance, with No Related Allowance	8	[1]	0	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	57,612	[1]	64,160	[1]
Unpaid Principal Balance, with Related Allowance	60,768	[1]	68,418	[1]
Related Allowance	7,236	[1]	8,518	[1]
Recorded Investment	57,620	[1]	64,160	[1]
Unpaid Principal Balance	60,776	[1]	68,418	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	5	[2]	290	[2]	35	[2]
Interest Income Recognized, with No Related Allowance	11	[2]	0	[2]	0	[2]
Average Recorded Investment, with Related Allowance	60,858	[2]	66,195	[2]	71,342	[2]
Interest Income Recognized, with Related Allowance	2,622	[2]	2,852	[2]	2,991	[2]
Average Recorded Investment	60,863	[2]	66,485	[2]	71,377	[2]
Interest Income Recognized	2,633	[2]	2,852	[2]	2,991	[2]
Mortgage [Member] | Resort Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	35	[1]	0	[1]
Unpaid Principal Balance, with No Related Allowance	163	[1]	0	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	20,171	[1]	23,763	[1]
Unpaid Principal Balance, with Related Allowance	20,608	[1]	24,160	[1]
Related Allowance	3,221	[1]	4,321	[1]
Recorded Investment	20,206	[1]	23,763	[1]
Unpaid Principal Balance	20,771	[1]	24,160	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	28	[2]	222	[2]	166	[2]
Interest Income Recognized, with No Related Allowance	0	[2]	0	[2]	0	[2]
Average Recorded Investment, with Related Allowance	21,708	[2]	24,286	[2]	29,335	[2]
Interest Income Recognized, with Related Allowance	836	[2]	1,000	[2]	1,064	[2]
Average Recorded Investment	21,736	[2]	24,508	[2]	29,501	[2]
Interest Income Recognized	836	[2]	1,000	[2]	1,064	[2]
Mortgage [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	0	[1]	0	[1]
Unpaid Principal Balance, with No Related Allowance	0	[1]	0	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	154	[1]	62	[1]
Unpaid Principal Balance, with Related Allowance	164	[1]	77	[1]
Related Allowance	11	[1]	30	[1]
Recorded Investment	154	[1]	62	[1]
Unpaid Principal Balance	164	[1]	77	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	0	[2]	0	[2]	0	[2]
Interest Income Recognized, with No Related Allowance	0	[2]	0	[2]	0	[2]
Average Recorded Investment, with Related Allowance	136	[2]	65	[2]	32	[2]
Interest Income Recognized, with Related Allowance	4	[2]	2	[2]	2	[2]
Average Recorded Investment	136	[2]	65	[2]	32	[2]
Interest Income Recognized	4	[2]	2	[2]	2	[2]
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	0	[1]	0	[1]
Unpaid Principal Balance, with No Related Allowance	0	[1]	0	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	42	[1]	43	[1]
Unpaid Principal Balance, with Related Allowance	118	[1]	118	[1]
Related Allowance	20	[1]	0	[1]
Recorded Investment	42	[1]	43	[1]
Unpaid Principal Balance	118	[1]	118	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	0	[2]	0	[2]	0	[2]
Interest Income Recognized, with No Related Allowance	0	[2]	0	[2]	0	[2]
Average Recorded Investment, with Related Allowance	42	[2]	81	[2]	127	[2]
Interest Income Recognized, with Related Allowance	2	[2]	3	[2]	4	[2]
Average Recorded Investment	42	[2]	81	[2]	127	[2]
Interest Income Recognized	2	[2]	3	[2]	4	[2]
Installment [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	0	[1]	2,027	[1]
Unpaid Principal Balance, with No Related Allowance	0	[1]	2,219	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	2,959	[1]	1,215	[1]
Unpaid Principal Balance, with Related Allowance	3,115	[1]	1,240	[1]
Related Allowance	254	[1]	610	[1]
Recorded Investment	2,959	[1]	3,242	[1]
Unpaid Principal Balance	3,115	[1]	3,459	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	1,604	[2]	1,961	[2]	1,955	[2]
Interest Income Recognized, with No Related Allowance	83	[2]	97	[2]	96	[2]
Average Recorded Investment, with Related Allowance	1,448	[2]	1,432	[2]	1,408	[2]
Interest Income Recognized, with Related Allowance	85	[2]	50	[2]	60	[2]
Average Recorded Investment	3,052	[2]	3,393	[2]	3,363	[2]
Interest Income Recognized	168	[2]	147	[2]	156	[2]
Installment [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	0	[1]	2,278	[1]
Unpaid Principal Balance, with No Related Allowance	0	[1]	2,278	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	3,352	[1]	1,161	[1]
Unpaid Principal Balance, with Related Allowance	3,347	[1]	1,174	[1]
Related Allowance	462	[1]	930	[1]
Recorded Investment	3,352	[1]	3,439	[1]
Unpaid Principal Balance	3,347	[1]	3,452	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	1,841	[2]	2,093	[2]	2,014	[2]
Interest Income Recognized, with No Related Allowance	96	[2]	111	[2]	93	[2]
Average Recorded Investment, with Related Allowance	1,546	[2]	1,325	[2]	1,466	[2]
Interest Income Recognized, with Related Allowance	86	[2]	51	[2]	66	[2]
Average Recorded Investment	3,387	[2]	3,418	[2]	3,480	[2]
Interest Income Recognized	182	[2]	162	[2]	159	[2]
Installment [Member] | Loans Not Secured By Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	0	[1]	610	[1]
Unpaid Principal Balance, with No Related Allowance	0	[1]	681	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	741	[1]	194	[1]
Unpaid Principal Balance, with Related Allowance	902	[1]	194	[1]
Related Allowance	75	[1]	42	[1]
Recorded Investment	741	[1]	804	[1]
Unpaid Principal Balance	902	[1]	875	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	470	[2]	549	[2]	598	[2]
Interest Income Recognized, with No Related Allowance	23	[2]	30	[2]	31	[2]
Average Recorded Investment, with Related Allowance	314	[2]	221	[2]	168	[2]
Interest Income Recognized, with Related Allowance	17	[2]	10	[2]	6	[2]
Average Recorded Investment	784	[2]	770	[2]	766	[2]
Interest Income Recognized	40	[2]	40	[2]	37	[2]
Installment [Member] | Others 2 [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with No Related Allowance	0	[1]	20	[1]
Unpaid Principal Balance, with No Related Allowance	0	[1]	20	[1]
No Related Allowance	0	[1]	0	[1]
Recorded Investment, with Related Allowance	16	[1]	0	[1]
Unpaid Principal Balance, with Related Allowance	16	[1]	0	[1]
Related Allowance	1	[1]	0	[1]
Recorded Investment	16	[1]	20	[1]
Unpaid Principal Balance	16	[1]	20	[1]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance	15	[2]	22	[2]	15	[2]
Interest Income Recognized, with No Related Allowance	1	[2]	2	[2]	2	[2]
Average Recorded Investment, with Related Allowance	3	[2]	0	[2]	0	[2]
Interest Income Recognized, with Related Allowance	1	[2]	0	[2]	0	[2]
Average Recorded Investment	18	[2]	22	[2]	15	[2]
Interest Income Recognized	$ 2	[2]	$ 2	[2]	$ 2	[2]

[1]	There were no impaired payment plan receivables at December 31, 2013 or 2012.
[2]	There were no impaired payment plan receivables during the years ending December 31, 2013, 2012 and 2011.